Subsequent events - Additional information (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 CAD ($) $ / shares shares	Jun. 30, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued for stock option exercised			27,077	27,077
Proceeds from exercise of options | $	$ 48,550	$ 50,329	$ 344,066		$ 499,788
Share transaction | $1.50 per share
Disclosure of non-adjusting events after reporting period [line items]
Share issued price | $ / shares			$ 1.50
Number of shares issued for exercise of RSU's			46,734	46,734
Number of RSUs exercised for conversion			66,764	66,764
Share transaction | $1.37 per share
Disclosure of non-adjusting events after reporting period [line items]
Share issued price | $ / shares			$ 1.37
Number of shares issued for exercise of RSU's			91,242	91,242
Number of RSUs exercised for conversion			130,346	130,346
Share transaction | Stock options
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued for stock option exercised			25,000	25,000
Share issued price | $ / shares				$ 0.30
Gross proceeds from exercise of options			$ 5,777	$ 7,500